UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

 (Address of principal executive offices)

(Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900,

New York, NY 10019

 (Name and address of agent for service)

With copy to:

Stephanie A. Djinis, Esq

Law Offices of Stephanie A. Djinis

1749 Old Meadow Road, Suite 310

McLean, Virginia 22102

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

		Schedule of Investments
		March 31, 2005
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Aerospace & Defense
4,000	Sifco Industries, Inc. *	7,600	17,800	0.18%

Broadwoven Fabric Mills
181,980	Delta Woodside Industries, Inc.*	152,158	131,026
101,400	Quaker Fabric*	417,042	329,550
		569,200	460,576	4.66%
Electric Housewares
2,200	National Presto Industries, Inc.	89,068	88,660	0.90%

Financial Services
240,310	Cadus Corp*	382,833	362,868
200	Capital Southwest	11,508	15,820
31,700	Kent Financial*	68,322	77,665
1,000	MFC Bancorp*	19,040	19,950
86,500	MVC Capital	756,418	802,720
18,700	Paulson Financial *	115,920	143,055
3,000	Refac*	14,856	12,360
		1,368,897	1,434,438	14.50%

Footware
68,300	Barrry R G Corp. *	132,472	310,765	3.14%

General Industrial Machinery & Equipment
16,500	Argan, Inc.*	99,245	94,050	0.95%

Industrial
200	Velcro	2,449	2,640	0.03%

Instruments For Measurement, Display, and Control
37,000	Electro Sensors, Inc.	155,516	150,960	1.53%

Insurance
16,600	SCPIE Holdings, Inc. *	146,925	183,098	1.85%

Lockers & Office and Store Fixtures
36,700	American Locker Group*	264,233	198,180	2.00%

Malt Beverages
50,000	Pyramid Brewery*	92,773	95,000	0.96%

Miscellaneous Business Credit
65,000	Cathay Merchant Group*	41,050	36,400
27,400	Webfinancial*	62,599	62,472
		103,649	98,872	1.00%
Miscellaneous Fabricated Metal
5,400	United Capital*	103,571	131,976	1.33%

Motor Vehicle Parts & Accessories
80,400	Regency Affiliates*	470,074	410,040	4.15%

Office Furniture (No Wood)
13,900	Reconditioned Systems*	24,980	27,800	0.28%

Operative Builders
18,000	Ergo Scientific*	41,760	39,960	0.40%

Prefabricated Wood Buildings & Components
500	Liberty Homes Class A	2,085	2,500
48,000	Southern Energy Homes*	106,489	264,000
		108,574	266,500	2.69%

Real Estate Investment Trusts
14,000	First Union Real Estate*	40,006	56,560
30	US Real Estate	14,490	16,650
		54,496	73,210	0.74%
Retail
6,000	Deb Shops, Inc.	111,276	169,320
74,300	United Retail Group, Inc. *	158,314	438,370
		269,590	607,690	6.14%

Semiconductors & Related Devices
68,500	Opti, Inc.*	101,770	107,545	1.09%

Services Business Servcies, NEC
60,000	Dynabazaar*	18,786	18,600	0.19%

Services Computer Integrated Services
24,200	LQ Corp*	41,906	40,172
34,000	Technology Sols*	29,422	34,340
		71,328	74,512	0.75%
Ship & Boat Building & Repairing
187,400	Conrad Ind. *	377,751	258,612	2.61%

Textile & Mill Products
64,600	Unifi, Inc. *	160,786	216,410	2.19%

Wholesale Apparel, Piece Goods
3,000	Delta Apparel	46,069	88,800	0.90%

Total for Common Stocks		$ 4,881,562	$5,456,694	51.95%

Auction Market Preferreds
100,000	AIM Select Real Estate, Inc. Fund Pfd - F7	100,000	100,000
100,000	Avent Claymore Convert Fund Pfd - M7	100,000	100,000
100,000	Pioneer High Income Trust Pfd - M7	100,000	100,000
100,000	Western Asset Premier Bond Fund Pfd - M7	100,000	100,000
		400,000	400,000	4.04%

Convertible Preferreds
22,200	Ameritrans Capital Corp. Preferred	257,417	266,400
28,000	Aristotle Corp. Convertible Pfd - I	214,924	242,480
4,000	First Union Real Estate 8.4% Convertible Pfd - A	96,090	103,000
		568,431	611,880	6.19%

Cash and Equivalents **
1,880,868	First Amer Govt Obligation Fund 0.60%	1,880,868	1,880,868
500,000	US Bank Repo 02/01/2006 2.92%	500,000	500,000
500,000	US Bank Repo 05/02/2005 2.25%	500,000	500,000
500,000	US Bank Repo 04/01/2005 2.05%	500,000	500,000
		3,380,868	3,380,868	34.18%

Put Options
4,500	iShares Russell 2000 Index	72,675	89,100	0.90%

Total Investments		$ 9,303,536	$9,938,542	100.48%

	Liabilities in excess of other Assets		(47,951)	-0.48%

	Net Assets		$9,890,591	100.00%

* Non-Income producing security
** Variable Rate Security as of March 31, 2005

NOTES TO FINANCIAL STATEMENTS
PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST
1. SECURITY TRANSACTIONS
At March 31, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,303,536 amounted to $635,006, which consisted of aggregate gross unrealized appreciation of
$1,046,488and aggregate gross unrealized depreciation of $411,482.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date May 12, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date May 12, 2005

* Print the name and title of each signing officer under his or her signature.